UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       January 17, 2008
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   115

Form 13F Information Table Value Total:  $  225,640
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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
Cubic Asset Management LLC
                                                              FORM 13F
                                                                 705
                                                          December 31, 2007

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M CO                          COM              88579Y101     3738    44330 SH       Sole                                      44330
ABBOTT LABORATORIES            COM              002824100     1805    32150 SH       Sole                                      32150
ALASKA AIR GROUP               COM              011659109     2739   109500 SH       Sole                                     109500
ALBEMARLE CORP                 COM              012653101     3465    84000 SH       Sole                                      84000
AMERICAN INTERNATIONAL GROUP   COM              026874107     2487    42666 SH       Sole                                      42666
AMERICAWEST BANCORPORATION     COM              03058P109      189    10700 SH       Sole                                      10700
AMETEK INC                     COM              031100100     1630    34800 SH       Sole                                      34800
ANHEUSER BUSCH COS             COM              035229103     4414    84329 SH       Sole                                      84329
APACHE CORP                    COM              037411105     5170    48075 SH       Sole                                      48075
ARROW ELECTRONICS INC          COM              042735100     6851   174410 SH       Sole                                     174410
ASHFORD HOSPITALITY TRUST      COM              044103109     1142   158872 SH       Sole                                     158872
ASSOCIATED BANC_CORP           COM              045487105      674    24875 SH       Sole                                      24875
AT&T INC COM                   COM              00206R102      336     8095 SH       Sole                                       8095
AVERY DENNISON CORP            COM              053611109     1738    32700 SH       Sole                                      32700
BANK OF AMERICA CORP           COM              060505104     3773    91455 SH       Sole                                      91455
BARNES GROUP INC               COM              067806109     5207   155950 SH       Sole                                     155950
BB&T CORP                      COM              054937107      427    13917 SH       Sole                                      13917
BECTON DICKINSON & CO          COM              075887109      368     4400 SH       Sole                                       4400
BENCHMARK ELECTRONICS          COM              08160H101     3667   206825 SH       Sole                                     206825
BIOFIELD CORP                  COM              090591108       93   843750 SH       Sole                                     843750
BIOMED REALTY TRUST            COM              09063H107     2396   103400 SH       Sole                                     103400
BLACK & DECKER CORP            COM              091797100     3122    44825 SH       Sole                                      44825
BOSTON PROPERTIES INC          COM              101121101      216     2350 SH       Sole                                       2350
BRINKER INTERNATIONAL INC      COM              109641100     2119   108350 SH       Sole                                     108350
BRISTOL-MYERS SQUIBB           COM              110122108      888    33486 SH       Sole                                      33486
BROOKS AUTOMATION INC          COM              114340102     1938   146700 SH       Sole                                     146700
BRUNSWICK CORP                 COM              117043109     1679    98475 SH       Sole                                      98475
BURLINGTON NORTHERN            COM              12189T104      279     3350 SH       Sole                                       3350
CARDINAL HEALTH INC            COM              14149Y108      357     6175 SH       Sole                                       6175
CASH AMERICA INTL              COM              14754D100     1022    31650 SH       Sole                                      31650
CATERPILLAR INC                COM              149123101     4470    61604 SH       Sole                                      61604
CHARLOTTE RUSSE HOLDING        COM              161048103     2305   142700 SH       Sole                                     142700
CITIGROUP INC                  COM              172967101      299    10144 SH       Sole                                      10144
COMERICA INC                   COM              200340107      242     5550 SH       Sole                                       5550
COMMERCIAL METALS              COM              201723103     5989   203375 SH       Sole                                     203375
COMMERCIAL VEHICLE GROUP       COM              202608105     2011   138700 SH       Sole                                     138700
COMPLETE PRODUCTION SERVICES   COM              20453E109     3465   192800 SH       Sole                                     192800
COVENTRY HEALTH CARE           COM              222862104     7221   121870 SH       Sole                                     121870
CYTEC INDUSTRIES INC           COM              232820100     5233    84975 SH       Sole                                      84975
DEVON ENERGY CORP              COM              25179M103      398     4475 SH       Sole                                       4475
DOVER CORP                     COM              260003108     2629    57050 SH       Sole                                      57050
DSP GROUP INC                  COM              23332B106      284    23300 SH       Sole                                      23300
EDUCATIONAL REALTY TRUST       COM              28140H104      772    68700 SH       Sole                                      68700
ELECTRONIC DATA SYSTEMS CORP   COM              285661104      765    36900 SH       Sole                                      36900
EMERSON ELECTRIC CO            COM              291011104     1184    20890 SH       Sole                                      20890
ENTEGRIS INC                   COM              29362U104      552    64000 SH       Sole                                      64000
EQUIFAX INC                    COM              294429105      691    19000 SH       Sole                                      19000
ETHAN ALLEN INTERIORS          COM              297602104      504    17700 SH       Sole                                      17700
EXXON MOBIL CORP               COM              30231G102      698     7446 SH       Sole                                       7446
FIRST STATE BANCORPORATION     COM              336453105     1777   127825 SH       Sole                                     127825
FOREST LABORATORIES INC        COM              345838106      288     7900 SH       Sole                                       7900
FOREST OIL CORP                COM              346091705     3122    61400 SH       Sole                                      61400
FORTUNE BRANDS INC             COM              349631101     1748    24160 SH       Sole                                      24160
GEHL CO COM                    COM                             337    21000 SH       Sole                                      21000
GENERAL ELECTRIC CO            COM              369604103     4388   118367 SH       Sole                                     118367
GROUP 1 AUTOMOTIVE             COM              398905109     2824   118900 SH       Sole                                     118900
HCC INSURANCE HOLDINGS         COM              404132102     5481   191125 SH       Sole                                     191125
HELMERICH & PAYNE              COM              423452101      236     5900 SH       Sole                                       5900
HERCULES OFFSHORE              COM              427093109     1531    64368 SH       Sole                                      64368
INTEL CORP                     COM              458140100     3153   118273 SH       Sole                                     118273
INTERNATIONAL RECTIFIER CORP   COM              460254105     2864    84300 SH       Sole                                      84300
INTL BUSINESS MACHINES CORP    COM              459200101      520     4812 SH       Sole                                       4812
IOWA TELECOMMUNICATIONS        COM              462594201      460    28300 SH       Sole                                      28300
ITT CORP                       COM              450911102     2329    35260 SH       Sole                                      35260
JOHNSON & JOHNSON              COM              478160104     3542    53108 SH       Sole                                      53108
JPMORGAN CHASE & CO            COM              46625H100      449    10285 SH       Sole                                      10285
KENNAMETAL INC                 COM              489170100     2910    76850 SH       Sole                                      76850
KIMBERLY-CLARK CORP            COM              494368103     1756    25325 SH       Sole                                      25325
LEXINGTON PROPERTIES           COM              648053700      172    11800 SH       Sole                                      11800
LINCARE HOLDINGS INC           COM              532791100     1695    48200 SH       Sole                                      48200
LUBRIZOL CORP                  COM              549271104     4750    87705 SH       Sole                                      87705
MARINER ENERGY INC             COM              56845T305     3051   133332 SH       Sole                                     133332
MARSHALL & ILSLEY CORP         COM              571834100     1142    43133 SH       Sole                                      43133
MERRILL LYNCH & CO             COM              590188108     2845    52992 SH       Sole                                      52992
METAVANTE TECHNOLOGIES         COM              591407101      270    11557 SH       Sole                                      11557
MILLER INDS INC TENN COM NEW   COM              600551204      218    15900 SH       Sole                                      15900
NEWFIELD EXPLORATION CO        COM              651290108     3665    69550 SH       Sole                                      69550
NICOR INC                      COM              654086107      512    12100 SH       Sole                                      12100
NIKE INC CL B                  COM              654106103      908    14140 SH       Sole                                      14140
NORDSTROM INC                  COM              655664100      253     6885 SH       Sole                                       6885
NORFOLK SOUTHERN CORP          COM              555844108      249     4935 SH       Sole                                       4935
NOVARTIS AG - ADR              COM              66987V109     3321    61146 SH       Sole                                      61146
OMNICOM CORP                   COM              681919106      686    14430 SH       Sole                                      14430
PACER INTERNATIONAL            COM              69373H106      194    13300 SH       Sole                                      13300
PEDIATRIX MEDICAL GROUP INC    COM              705324101      949    13925 SH       Sole                                      13925
PEROT SYSTEMS CORP CL A        COM              714265105     1627   120500 SH       Sole                                     120500
PFIZER INC                     COM              717081103     2208    97123 SH       Sole                                      97123
PITNEY BOWES                   COM              724479100     5822   153050 SH       Sole                                     153050
PLUM CREEK TIMBER              COM              729251108      412     8950 SH       Sole                                       8950
PPG INDUSTRIES INC             COM              693506107     3038    43259 SH       Sole                                      43259
PROCTOR & GAMBLE               COM              742718109      692     9431 SH       Sole                                       9431
PROSPERITY BANCSHARES          COM              743606105     2388    81250 SH       Sole                                      81250
RANGE RESOURCES CORP           COM              75281A109     2876    56000 SH       Sole                                      56000
REDDY ICE HOLDINGS INC         COM              75734R105     3913   154600 SH       Sole                                     154600
RENAISSANCE-RE HOLDINGS        COM              G7496G103     4781    79363 SH       Sole                                      79363
ROWAN COMPANIES INC            COM              779382100      604    15300 SH       Sole                                      15300
ROYAL DUTCH SHELL CL B         COM              780259107      773     9313 SH       Sole                                       9313
ROYCE VALUE TRUST              COM              780910105      307    16506 SH       Sole                                      16506
SCOTTS MIRACLE GROW CO _ CL A  COM              810186106     2693    71975 SH       Sole                                      71975
SIGMA-ALDRICH                  COM              826552101     1933    35400 SH       Sole                                      35400
ST PAUL TRAVELERS COS          COM              792860108      491     9120 SH       Sole                                       9120
STANDARD & POOR'S DEP RECPTS ( COM              78462F103      268     1835 SH       Sole                                       1835
SUNCOR ENERGY INC              COM              867229106      391     3600 SH       Sole                                       3600
SUPERIOR ENERGY SERVICES       COM              868157108     5911   171725 SH       Sole                                     171725
TEXTRON INC                    COM              883203101     1055    14800 SH       Sole                                      14800
THE MEN'S WEARHOUSE            COM              587118100     2743   101675 SH       Sole                                     101675
TIME WARNER INC                COM              887317105     1178    71380 SH       Sole                                      71380
UNITED TECHNOLOGIES CORP       COM              913017109      364     4756 SH       Sole                                       4756
VISHAY INTERTECHNOLOGY         COM              928298108     3422   299900 SH       Sole                                     299900
W & T OFFSHORE INC COM         COM              92922P106      246     8200 SH       Sole                                       8200
WELLS FARGO & CO               COM              949746101      239     7900 SH       Sole                                       7900
WHITNEY HOLDING CORP           COM              966612103     3576   136750 SH       Sole                                     136750
YRC WORLDWIDE INC              COM              984249102     2699   157945 SH       Sole                                     157945
iSHARES LEHMAN AGG BOND FUND   COM              464287226      215     2130 SH       Sole                                       2130
iSHARES MSCI EAFE INDEX FUND   COM              464287465      542     6910 SH       Sole                                       6910
REPORT SUMMARY                115 DATA RECORDS              225640            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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